Group structure - Summary of intangible assets acquired (Details) - Banco Modal S.A. - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Jul. 01, 2023
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 389,950	R$ 67,663
Retail client portfolio
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 169,828
Intangible Assets Acquired Valuation Method	Multi-Period Excess Earnings
Intangible Assets Acquired Amortization Period	6 years 11 months
Institutional Client portfolio
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 51,629
Intangible Assets Acquired Valuation Method	Multi-Period Excess Earnings
Intangible Assets Acquired Amortization Period	4 years 6 months
Core Deposits
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 134,273	134,273
Intangible Assets Acquired Valuation Method	With and Without
Intangible Assets Acquired Amortization Period	9 years 6 months
Trademarks
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 29,909	29,909
Intangible Assets Acquired Valuation Method	Relief-from-Royalty
Intangible Assets Acquired Amortization Period	5 years
Software
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 4,311	R$ 4,311
Intangible Assets Acquired Valuation Method	Cost Approach
Intangible Assets Acquired Amortization Period	5 years